Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	HOMESTEAD FUNDS TRUST
Entity Central Index Key	0001768447
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000211759 [Member]
Shareholder Report [Line Items]
Fund Name	Intermediate Bond Fund
Class Name	Intermediate Bond Fund
Trading Symbol	HOIBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Bond Fund ("Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.homesteadadvisers.com/fund-literature/. You can also request this information by contacting us at 800.258.3030.
Additional Information Phone Number	800.258.3030
Additional Information Website	https://www.homesteadadvisers.com/fund-literature/
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Intermediate Bond Fund	$40	0.80%*
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80% [1]
Net Assets	$ 133,695,183
Holdings Count | Holding	285
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table reflects important key statistics as of June 30, 2025.
Fund Net Assets	$133,695,183
Total Number of Portfolio Holdings	285
Portfolio Turnover	97%
Weighted Average Maturity (Years)	8.42

Holdings [Text Block]
Graphical Representation of Holdings
The table below reflects the investment diversification of the Fund shown as a percentage of total investments of the Fund.
Security Diversification
Mortgage-backed securities	30.1%
Corporate bonds—other	28.6%
U.S. government and agency obligations	19.7%
Asset-backed securities	10.1%
Yankee bonds	9.0%
Municipal bonds	1.1%
Corporate bonds—government guaranteed	0.0%
Short-term and other assets	1.4%
Total	100.0%

[1]	Annualized.